RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Summary of loans to directors and executive officers
A summary of loans to our directors and executive officers whose borrowing relationship (which includes loans to entities in which the individual owns a 10% or more voting interest) exceeds $60,000 for the years ended December 31 follows:

	2016	2015
	(In thousands)
Balance at beginning of year	$190	$216
New loans and advances	594	—
Repayments	(369)	(26)
Balance at end of year	$415	$190